Long-Term Debt, net - Troubled Debt Restructuring (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 10, 2018	Dec. 31, 2018
Troubled Debt Restructuring
Number of shares issued upon refinancing of debt in exchange for debt reduction	99,342,271
Fair value of common stock		$ 168,712
Deferred amendments fees		$ 17,200
Underlying stock price (in dollars per share)	$ 1.70
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Troubled Debt Restructuring
Reduction of debt in exchange for number of shares	$ 251,000
Number of shares issued upon refinancing of debt in exchange for debt reduction	49,400,000
Fair value of common stock	$ 83,900
Interest rate margin (as a percent)	2.34%
Balance before refinancing	$ 639,200
Concession granted	(167,100)
Accumulated accrued interest	129,300
Balance after refinancing	518,600
Gross gain on debt extinguishment	36,600
New loan amendment fees	9,500
The Royal Bank of Scotland
Troubled Debt Restructuring
Reduction of debt in exchange for number of shares	$ 179,200
Number of shares issued upon refinancing of debt in exchange for debt reduction	35,200,000
Fair value of common stock	$ 59,900
Deferred amendments fees	9,300
Concession granted	(119,300)
Accumulated accrued interest	$ 119,300